Note 11 - Discontinued Operations (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Schedule of non-current assets held for sale and discontinued operations [text block]
	2019	2018
Sales	$168,113	$173,942
Cost of sales	152,410	153,004
Gross margin	15,703	20,938
Expenses
Administrative, selling and operating expenses	38,123	26,871
Operating loss	(22,420)	(5,933)
Finance costs	(1,358)	(27)
Change in fair value of derivative instruments and other	17,600	31,885
Other income (loss)	879	(42)
Profit from discontinued operations before the undernoted	(5,299)	25,883
Provision for income taxes	(110)	3,278
PROFIT FROM DISCONTINUED OPERATIONS	$(5,189)	$22,605

Cash inflow from operating activities	$872	30,969
Cash outflow from investing activities	$(1,734)	$(2,661)
Cash outflow from financing activities	$(18,669)	$(23,614)
ASSETS
Current assets
Cash and cash equivalents	$12,589
Current trade and other receivables	161,327
Income taxes recoverable	2,623
Other current assets	38,481
215,020
Non-current assets
Property and equipment	3,426
Intangible assets	18,757
Other non-current assets	610
ASSETS CLASSIFIED AS HELD FOR SALE	$237,813

Liabilities
Current liabilities
Trade and other payables	$184,687
Deferred revenue	32,538
Other current liabilities	23,559
240,784
Non-current liabilities
Other non-current liabilities	3,879

LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	$244,663